Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Interest receivable (in Dollars)	$ 9,600	$ 9,600	$ 6,010
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	4,076,528	3,159,096	3,158,797
Common stock, shares outstanding	3,720,818	2,906,241	3,158,797
Preferred stock, shares designated
Treasury stock, shares	355,710	252,855